Business Combinations - Identifiable Intangible Assets Acquired (Parenthetical) (Detail)	12 Months Ended	1 Months Ended
	Dec. 30, 2012	Apr. 18, 2011 Henry's Holdings LLC [Member] Finite-lived leasehold interests [Member]	May 29, 2012 Sunflower Farmers Markets, Inc. [Member] Finite-lived leasehold interests [Member]	May 29, 2012 Sunflower Farmers Markets, Inc. [Member] Finite-lived trade names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	12 years 3 months 18 days	13 years 6 months	12 years 3 months 18 days	10 years